Label	Element	Value
AMERICAN FUNDS COLLEGE TARGET DATE SERIES | American Funds College Enrollment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement June 30, 2020

For the following series with prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College Target Date Series®

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund® (CF30)

American Funds College 2027 Fund® (CF27)
American Funds College 2024 Fund® (CF24)

American Funds College 2021 Fund® (CF21)

American Funds College Enrollment Fund® (CEF)

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM (PSGG)
American Funds Growth PortfolioSM (PSG)
American Funds Growth and Income PortfolioSM (PSGI)
American Funds Moderate Growth and Income PortfolioSM (PSMGI)
American Funds Conservative Growth and Income PortfolioSM (PSCGI)
American Funds Tax-Aware Conservative Growth and Income PortfolioSM (PSTACGI)
American Funds Preservation PortfolioSM (PSP)
American Funds Tax-Exempt Preservation PortfolioSM (PSTEP)

American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio - ConservativeSM (RIC)
American Funds Retirement Income Portfolio - ModerateSM (RIM)
American Funds Retirement Income Portfolio - EnhancedSM (RIE)

American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM (ATFD65)
American Funds 2060 Target Date Retirement Fund® (ATFD60)
American Funds 2055 Target Date Retirement Fund® (ATFD55)
American Funds 2050 Target Date Retirement Fund® (ATFD50)
American Funds 2045 Target Date Retirement Fund® (ATFD45)
American Funds 2040 Target Date Retirement Fund® (ATFD40)
American Funds 2035 Target Date Retirement Fund® (ATFD35)
American Funds 2030 Target Date Retirement Fund® (ATFD30)
American Funds 2025 Target Date Retirement Fund® (ATFD25)
American Funds 2020 Target Date Retirement Fund® (ATFD20)
American Funds 2015 Target Date Retirement Fund® (ATFD15)
American Funds 2010 Target Date Retirement Fund® (ATFD10)

Changes apply to all funds within each series unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College Enrollment Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1. The following is added after the first sentence in the first paragraph of the “Fees and expenses of the fund” section for each of the funds within the American Funds College Target Date Series:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-1 shares of the fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

6. The following replaces the third paragraph of the “Fees and expenses of the fund” section for each of the funds within American Funds College Target Date Series:

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-1 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds within the American Funds College Target Date Series is amended to reflect revisions as provided.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	With redemptions
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Without redemptions
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

11. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds within the series listed above:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS COLLEGE TARGET DATE SERIES | American Funds College Enrollment Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,099
AMERICAN FUNDS COLLEGE TARGET DATE SERIES | American Funds College Enrollment Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,266
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,266